Disposition of Discontinued Operations (Tables)	12 Months Ended
Aug. 31, 2023
Disposition of Discontinued Operations [Abstract]
Schedule of Classes of Assets and Liabilities Held For Sale	The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet of August 31, 2023 and 2022.
	August 31,	August 31,
	2023	2022
	$	$
Carrying amounts of major classes of assets held for sale:
Cash and cash equivalents	-	$16,097
Property and equipment, net	-	2,045
Total assets of disposal group	-	18,142

Carrying amounts of major classes of liabilities held for sale:
Accrued expenses and other current liabilities	-	249,024
Income taxes payable	-	5,678
Prepayments from customers	-	365,446
Short-term loans	-	67,404
Long-term loans, current portion	-	32,163

Total liabilities of disposal group	-	$719,715

Schedule of Major Classes of Operations Classified as Discontinued Operations	The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the consolidated statements of operations and other comprehensive income (loss) for the years ended August 31, 2023, 2022 and 2021.
	For the years ended August 31,
	2023	2022	2021
	$	$	$
Net revenues	-	28,510	529,907
Cost of revenues	-	(37,308)	(324,089)
Gross (loss) profit	-	(8,798)	205,818
			-
Operating expenses:			-
Selling and marketing	-	(33,627)	(143,959)
General and administrative	-	(60,559)	(804,824)
Total operating expenses	-	(94,186)	(948,783)
Operating loss	-	(102,984)	(742,965)

Interest income	-	101	583
Interest expense	(2,315)	(7,465)	(7,270)
Other income	-	654	15,376
Other expense	-	(3,950)	(20,934)
Foreign exchange gain	-	-	766
Loss before income tax and share of net loss from equity investees	(2,315)	(113,644)	(754,444)
Income tax benefit (expense)	-	28	(4,778)
Loss before share of net loss from equity investees	(2,315)	(113,616)	(759,222)
Share of net loss from equity investees	-	-	(1,657)
Net loss from discontinued operations	(2,315)	(113,616)	(760,879)